Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Intangible assets and goodwill [abstract]
Intangible assets other than goodwill, cost beginning	$ 34	$ 33
Intangible assets other than goodwill, accumulated amortization, beginning	(27)	(24)
Intangible assets other than goodwill, beginning	7	9
Amortization cost
Accumulated amortization	(162)	(2)
Amortization	(162)	(2)
Impact of foregin exchange rate changes cost	(1)	1
Impact of foregin exchange rate changes accumulated amortization		(1)
Impact of foregin exchange rate changes	(1)
Acquisition of Aeterna (note 3), cost	3,352
Acquisition of Aeterna (note 3), accumulated amortization
Acquisition of Aeterna (note 3)	3,352
Impairment of intangible assets cost	(3,196)
Impact of foregin exchange rate changes accumulated amortization
Impairment of intangible assets	(3,196)
Intangible assets other than goodwill, cost ending	189	34
Intangible assets other than goodwill, accumulated amortization,ending	(189)	(27)
Intangible assets other than goodwill, ending		$ 7